Shareholders’ Equity - Schedule of Dividend Distribution (Details)	12 Months Ended
Mar. 31, 2024 USD ($)
Schedule of Dividend Distribution [Abstract]
Interim exempt (one-tier) dividends of Nil (March 31, 2025: Nil and March 31, 2024: $1.98 cents) per share	$ (292,500)